Merger (Merger, Pro Forma Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Merger [Abstract]
Consolidated net interest income after loan loss provision	$ 20,629	$ 19,943
Consolidated noninterest income	4,816	5,347
Consolidated noninterest expense	18,818	19,098
Consolidated net income	$ 6,996	$ 5,184
Consolidated net income per common share	$ 1.37	$ 1.02